Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Current Federal Tax Expense (Benefit)	$ 0	$ 0
Current State and Local Tax Expense (Benefit)	0	0
Change in NOL benefit	1,341,613	497,846
Valuation Allowances and Reserves, Period Increase (Decrease)	(1,341,613)	(497,846)
Current Income Tax Expense (Benefit)	$ 0	$ 0